MAJOR CUSTOMERS AND SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2025
MAJOR CUSTOMERS AND SUPPLIERS
Schedule of customers which generated over 10% of the Company's total net revenues

	Years ended December 31,
	2023	2024	2025

Contracting Customer A	1,992,667	1,550,688	1,606,886
Contracting Customer B	1,834,843	1,881,021	1,837,956
Contracting Customer C	1,411,645	1,432,073	1,880,221
Contracting Customer D	1,128,135	1,352,796	1,342,088

	Years ended December 31,
	2023	2024	2025

End User Customer One	2,769,633	2,991,061	3,315,332
End User Customer Two	1,676,064	1,491,313	1,370,130